Leases	12 Months Ended
Dec. 31, 2023
Leases [Abstract]
LEASES

9. LEASES

The Company adopted ASC 842 on January 1, 2022 using the modified retrospective approach with no restatement of prior periods or cumulative adjustment to accumulated deficit. The reported results for 2023 and 2022 reflect the application of ASC 842. Upon adoption, the Company elected the package of transition practical expedients, which allowed the Company to carry forward prior conclusions related to whether any expired or existing contracts are or contain leases, the lease classification for any expired or existing leases, and initial direct costs for existing leases. The Company also made an accounting policy election not to recognize leases with an initial term of 12 months or less within its consolidated balance sheets and to recognize those lease payments on a straight-line basis in its consolidated statements of operations and comprehensive loss over the lease term.

The Company leases office space for its principal office in Dallas, Texas, which was extended during 2022 to expire in May 2024. This lease was extended again in 2023 to expire in December 2024. During 2022, the Company entered into a lease for office space in the United Kingdom under a lease that expired in May 2023.

During 2023, the Company entered into a lease for office space in the United Kingdom for annual payments of $0.1 million under a lease that expires in March 2024. The lease has been excluded from the tables below as the term is twelve months.

The following table summarizes quantitative information about the Company’s operating leases for the years ended December 31, 2023 and 2022 (dollars in thousands):

	Year Ended December 31,
	2023	2022
Operating cash flows used in operating leases	$744	$594
Right-of-use assets exchanged for operating lease liabilities	$483	$1,565
Weighted average remaining lease term (in years)	1.0	1.5
Weighted average discount rate	8.5%	8.5%

The following table provides the components of the Company’s lease cost included in general and administrative expense in the consolidated statement of operations (in thousands):

	Year Ended December 31,
	2023	2022
Operating leases
Operating lease cost	$802	$590
Variable lease cost	357	126
Operating lease expense	1,159	716
Short-term lease rent expense	110	—
Total rent expense	$1,269	$716

Variable lease cost is primarily attributable to amounts paid to lessors for utility charges, parking, and property taxes under an office space lease.

As of December 31, 2023, future minimum payments under the non-cancelable operating leases were as follows (in thousands):

Year ending December 31, 2024	$894
Total	894
Less: imputed interest	(41)
Operating lease liabilities	$853